Basis for preparation, consolidation and accounting policies - Estimated useful lives of right of use assets (Details) - Sociedad Minera Cerro Verde S.A.A.	12 Months Ended
Dec. 31, 2022
Land
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Estimated useful life of right of use assets	30 years
Buildings and other constructions | Minimum
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Estimated useful life of right of use assets	1 year
Buildings and other constructions | Maximum
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Estimated useful life of right of use assets	14 years
Machinery and equipment | Minimum
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Estimated useful life of right of use assets	1 year
Machinery and equipment | Maximum
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Estimated useful life of right of use assets	14 years